REVENUES - Remaining Performance Obligations (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Services Segment | Construction operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 6.2	$ 5.7
Remaining performance obligation, expected timing of satisfaction period (in years)	12 months
Remaining performance obligation, expected timing of satisfaction remainder period (in years)	5 years
Infrastructure Services Segment | Dealer software and technology services operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 2.3
Remaining performance obligation, expected timing of satisfaction period (in years)	2 years
Remaining performance obligation, expected timing of satisfaction remainder period (in years)	5 years
Industrials | Water and wastewater operation
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 10.6	$ 10.4
Average remaining term	23 years